WASHIGNTON D.C. 20549
FORM 13F
FORM 13F COVER PAGE

Report for the Calendar or Quarter Ended: March 31, 2011
Check here if Amendment [ ]; Amendment Number:
This Amendment (Check only one):	[ ] is a restatement
					[ ] adds new holdings entries

Institutional Investment Manager Filing this report:
		Name:			River and Mercantile Asset Management LLP
		Address:		30 Coleman Street
					London
					England
					EC2R 5AL
		13F File Number:	028-13893

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists and tables are considered integral parts of this form.

Person signing this Report on behalf of Reporting Manager:
Name:			Julian Cripps
Title: 			Chief Operating Officer
Phone:			+44 (0)207 601 6262

Signature,		Place,			Date of Signing
Julian Cripps		London, England		April 26, 2011


Report Type (Check only one):
				[X]	13F HOLDINGS REPORT
				[ ]	13F NOTICE
				[ ]	13F COMBINATION REPORT
List of Other Managers Reporting for this Manager:
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FORM 13F SUMMARY PAGE
Report Summary:
Number of Other Included Managers:NONE
Form 13F Information Table Entry Total: 50
Form 13F Information Table Value Total: $255,640

List of Other Included Managers: NONE
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	FORM 13F INFORMATION TABLE

Name of Issuer				Title of Class		CUSIP		Value		SHRS		Investment Discretion	Other Manager	Voting Authority

AFFYMETRIX INC				COM			00826T108	650		125000		SOLE					SOLE
ALTRIA GROUP INC			COM			02209S103	287		11057		SOLE					SOLE
AOL INC					COM			00184X105	488		25000		SOLE					SOLE
APACHE CORP				COM			037411105	297		2274		SOLE					SOLE
APPLE INC				COM			037833100	59		170		SOLE					SOLE
BANK OF AMERICA CORP			COM			060505104	733		55000		SOLE					SOLE
BAXTER INTERNATIONAL INC		COM			071813109	209		3899		SOLE					SOLE
CITIGROUP INC				COM			172967101	861		194200		SOLE					SOLE
CNINSURE INC ADR			SPONSORED ADR		18976M103	582		45000		SOLE					SOLE
CONOCOPHILLIPS				COM			20825C104	327		4099		SOLE					SOLE
DR HORTON INC				COM			23331A109	465		40000		SOLE					SOLE
EBAY INC				COM			278642103	403		13000		SOLE					SOLE
EXPEDIA INC				COM			30212P105	385		17000		SOLE					SOLE
FIDELITY NATIONAL FINANCIAL IN		CL A			31620R105	494		35000		SOLE					SOLE
FLUOR CORP				COM			343412102	8969		121716		SOLE					SOLE
FOREST LABORATORIES INC			COM			345838106	51		1600		SOLE					SOLE
FOREST OIL CORP				COM PAR $0.01		346091705	17873		472536		SOLE					SOLE
FRONTIER COMMUNICATIONS CORP		COM			35906A108	17638		2148381		SOLE					SOLE
GENERAL ELECTRIC CO			COM			369604103	400		20000		SOLE					SOLE
GOOGLE INC				CL A			38259P508	15985		27255		SOLE					SOLE
HEWLETT-PACKARD CO			COM			428236103	301		7355		SOLE					SOLE
INTEL CORP				COM			458140100	167		8298		SOLE					SOLE
JPMORGAN CHASE & CO			COM			46625H100	17541		380294		SOLE					SOLE
LAZARD LTD SHS -A-			SHS A			G54050 10 2	16208		390048		SOLE					SOLE
LDK SOLAR CO LTD    ADR			SPONSORED ADR		50183L107	464		38000		SOLE					SOLE
MASCO CORP				COM			574599106	403		29000		SOLE					SOLE
MILLICOM INTL CELLULAR SA 		SHS NEW			L6388F 11 0	17757		184661		SOLE					SOLE
MONSANTO CO				COM			61166W101	17265		239020		SOLE					SOLE
MONSTER WORLDWIDE INC			COM			611742107	158		10000		SOLE					SOLE
MOODY'S CORP				COM			615369105	364		10750		SOLE					SOLE
NATIONAL OILWELL VARCO INC		COM			637071101	8786		110384		SOLE					SOLE
NOBLE CORPORATION BAAR        		NAMEN -AKT		H5833N 10 3	17994		394576		SOLE					SOLE
NVIDIA CORP				COM			67066G104	701		38000		SOLE					SOLE
PAMPA ENERGIA SA			SPONS ADR LVL I		697660207	28		2000		SOLE					SOLE
PERFECT WORLD CO LTD ADR		SPON ADR REP B		71372U104	296		14000		SOLE					SOLE
PFIZER INC				COM			717081103	23648		1164112		SOLE					SOLE
PRINCIPAL FINANCIAL GROUP INC		COM			74251V102	329		10263		SOLE					SOLE
REDIFF.COM INDIA LTD   ADR		SPONSORED ADR		757479100	952		127000		SOLE					SOLE
REGIONS FINANCIAL CORP			COM			7591EP100	435		60000		SOLE					SOLE
RENESOLA LTD   ADR			SPONS ADS		75971T103	580		55000		SOLE					SOLE
RF MICRO DEVICES INC			COM			749941100	429		67000		SOLE					SOLE
SOUTHWESTERN ENERGY CO			COM			845467109	17868		415784		SOLE					SOLE
ST JUDE MEDICAL INC			COM			790849103	38		754		SOLE					SOLE
STILLWATER MINING CO			COM			86074Q102	8836		385454		SOLE					SOLE
SYMANTEC CORP				COM			871503108	370		20000		SOLE					SOLE
TELE NORTE LESTE PARTICIPACOES		SPON ADR PFD		879246106	238		13578		SOLE					SOLE
TIFFANY & CO				COM			886547108	553		9000		SOLE					SOLE
TIME WARNER CABLE INC			COM			88732J207	17389		243720		SOLE					SOLE
WEATHERFORD INTERNATIONL LTD  		REG SHS			H27013 10 3	17979		795888		SOLE					SOLE
YAHOO! INC				COM			984332106	383		23000		SOLE					SOLE

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